Taxes and Payroll Charges Payable - Schedule of Taxes and Payroll Charges Payable (Parenthetical) (Detail) shares in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2015 USD ($)	Dec. 31, 2017 USD ($) Installments shares	Dec. 31, 2016 USD ($) shares
Disclosure Of Taxes And Payroll Charges [Line Items]
Amount related to accident insurance		$ 54.6	$ 53.4
Reduction on provisions payable on social security	$ 2.5
Remaining amount of provisions payable on social security | shares		11.4	10.2
Amount involved in suit due to inclusion of the foreign exchange variation		$ 3.3	$ 3.3
Special Tax Regularization Program [member]
Disclosure Of Taxes And Payroll Charges [Line Items]
Number of installments for payment of tax assessment | Installments		6